New and Amended Accounting Standards and Interpretations - Summary of Impact of Adopting IFRS 9 on Total Equity (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jul. 01, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 51,824		$ 60,670	$ 62,726	$ 60,071
Impact of adopting IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment provision resulting from application of the Expected Credit Loss model	$ (7)	$ (7)
Restated balance [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 60,663	$ 60,663